MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2024
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

25   MAJOR CUSTOMERS AND SUPPLIERS

The Company defines “end user customers” or “customers” as the end users of the Company’s services. The Company defines “contracting customers” as parties with which the Company enters into sales agreements, including (i) the Company’s end user customers that directly enter into sales agreements with the Company; and (ii) intermediate contracting parties that, at the request of the Company’s end user customers, enter into sales agreements with the Company, in which case the Company may provide services to the end user customers through such agreements.

During the years ended December 31, 2022, 2023 and 2024, the Company had the following contracting customers which generated over 10% of the Company’s total net revenues:

	Years ended December 31,
	2022	2023	2024

Contracting Customer A	1,895,877	1,992,667	1,550,688
Contracting Customer B	1,595,777	1,834,843	1,881,021
Contracting Customer C	1,130,799	1,411,645	1,432,073
Contracting Customer D	1,031,102	1,128,135	1,352,796

During the years ended December 31, 2022, 2023 and 2024, the Company had the following end user customers which generated over 10% of the Company’s total net revenues:

	Years ended December 31,
	2022	2023	2024

End User Customer One	2,341,346	2,769,633	2,991,061
End User Customer Two	1,857,369	1,676,064	1,491,313

During the years ended December 31, 2022, 2023 and 2024, the Company generated a portion of the net revenue attributable to End User Customer One and End User Customer Two through sales agreements entered into with them directly; during the same years, the Company generated the remaining portion of the net revenue attributable to End User Customer One and End User Customer Two through sales agreements entered into with intermediate contracting parties, including Contracting Customer A, Contracting Customer B, and Contracting Customer D.

During the years ended December 31, 2022, 2023 and 2024, the portion of net revenue generated by the Company from End User Customer One through sales agreements entered into with it directly is represented by the revenue listed under Contracting Customer C; during the same years, the portion of net revenue generated by the Company from End User Customer Two through sales agreements entered into with it directly is not disclosed as a separate line item under contracting customers above as it constituted less than 10% of the Company’s total net revenues in each year.

During the years ended December 31, 2022, 2023 and 2024, the Company has one major supplier from whom the Company purchases over 10% of its operating expenditures. Severe impact can result from total or partial loss of the business relationship.